LEASES (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of components of lease cost

The components of lease costs are as follows:

	Year Ended December 31,
	2021	2020	2019
Operating lease costs:
Amortization of land use rights	$22,832	$22,886	$22,659
Operating lease costs	29,401	31,039	39,681
Short-term lease costs	473	842	1,569
Variable lease costs	(629)	(5,565)	9,595
Finance lease costs:
Amortization of right-of-use assets	15,682	12,836	12,326
Interest costs	31,642	41,550	39,696

Total lease costs	$99,401	$103,588	$125,526

Disclosure of other information related to lease term and discount rate
Other information related to lease term and discount rate is as follows:

	December 31,
	2021	2020
Weighted average remaining lease term
Operating leases	21.49 years	19.8 years
Finance leases	11.5 years	12.5 years
Weighted average discount rate
Operating leases	5.73%	5.76%
Finance leases	7.09%	13.49%

Schedule of maturities of lease liabilities
Maturities of lease liabilities as of December 31, 2021 are as follows:

	Operating Leases	Finance Leases
Year ending December 31,
2022	$17,211	$50,345
2023	9,089	49,232
2024	6,392	50,560
2025	6,107	50,560
2026	6,104	50,560
Over 2026	86,977	330,154

Total future minimum lease payments	131,880	581,411
Less: amount representing interest	(52,220)	(185,231)

Present value of future minimum lease payments	79,660	396,180
Current portion	(16,771)	(48,551)

Non-current portion	$62,889	$347,629

Summary of future minimum fees, excluding the contingent fees to be received under non-cancellable operating leases
Future minimum fees, excluding the contingent fees to be received under non-cancellable
operating leases as of December 31, 2021 were as follows:

Year ending December 31,
2022	$48,136
2023	43,647
2024	43,789
2025	44,306
2026	20,287
Over 2026	2,758

$202,923